Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEFM14A
Entity Registrant Name	CHEMOMAB THERAPEUTICS LTD.
Entity Central Index Key	0001534248
Amendment Flag	false